RELATED PARTY AND PARTY IN INTEREST TRANSACTIONS	12 Months Ended
Dec. 31, 2025
EBP 610255
EBP, Related Party and Party-in-Interest Transactions [Line Items]
RELATED PARTY AND PARTY IN INTEREST TRANSACTIONS	RELATED PARTY AND PARTY IN INTEREST TRANSACTIONS
Bank of America is the trustee for the balances in Company common stock and the participant-directed brokerage account which holds mutual funds. Merrill Lynch, Pierce, Fenner & Smith Incorporated, a wholly-owned subsidiary of Bank of America, provides recordkeeping and participant services. In addition, the Plan offers DuPont Common Stock as an investment option.
At December 31, 2025, the Plan held 377,898 shares of DuPont Common Stock valued at $15,191,507. At December 31, 2024, the Plan held 496,813 shares of DuPont Common Stock valued at $37,881,971. During the year ended December 31, 2025, the Plan purchased and sold $25,844,983 and $32,434,565, respectively, of DuPont Common Stock. Dividends received for the year ended December 31, 2025 were $719,359 from DuPont Common Stock. During the year ended December 31, 2025, DuPont Common Stock had a realized gain of $2,659,536. Transactions in this investment, including related fees, and notes receivables from participants, qualify as party-in-interest transactions which are exempt from the prohibited transaction rules of ERISA.